Share-based compensation plan (Tables)	12 Months Ended
Dec. 31, 2011
Weighted-Average Assumptions Used Under Black-Scholes Option Pricing Model to Estimate Fair Value of Options on Grant Date

Management used the Black-Scholes option pricing model to estimate the fair value of the options on grant date with the following weighted-average assumptions:

Year of grant	December 31, 2009	December 31, 2010	December 31, 2011
Risk-free interest rate	2% to 2.8%	2.27%	—
Expected life	5.2 to 6.0 years	5.5 years	—
Assumed volatility	38.1% to 40.0%	28.8%	—
Expected dividends	1.0% to 2.0%	2%	—
Fair value on grant date	$5.76 to $10.63	$9.94	—

Summary of Options Under Plan and Changes in Period

A summary of options and under the Plan as of December 31, 2011 and changes in the period is presented below:

	Options	Weighted Average Exercise Price
		$
Outstanding as of December 31, 2010	6,158,406	12.22
Granted	—	—
Exercised	(779,979)	9.08
Forfeited	(61,559)	22.07

Outstanding as of December 31, 2011	5,316,868	12.56

Summary of Information about Stock Options Issued Under Plan that are Outstanding and Exercisable

The following table summarizes information about stock options issued under the Plan described above that are outstanding and exercisable as of December 31, 2011:

	Options Outstanding				Options Exercisable
Range of exercise price	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
	(Dollars in thousands, except for price/share data)
		$		$		$		$
$5.00	1,693,951	5.00	2.15	34,963	1,693,951	5.00	2.15	34,963
$11.00 — $18.34	1,891,501	11.08	2.72	27,539	1,880,501	11.04	2.70	27,459
$20.50 — $24.01	1,670,077	21.10	3.44	7,689	1,216,157	21.11	3.43	5,568
$32.54 — $40.2	61,339	34.21	1.56	—	37,189	35.01	1.95	—

Total	5,316,868	12.56	2.75	70,191	4,827,798	11.64	2.68	67,990

Summary of Status of Company's Nonvested Shares as of Changes

A summary of the status of the Company’s non-vested shares as of changes in the year ended December 31, 2011, is presented below:

	Shares	Weighted Average Grant Date Fair Value
		$
Non-vested as of December 31, 2010	360,715	26.17
Granted	502,250	27.10
Vested	(177,455)	26.33
Forfeited	(43,163)	26.69

Non-vested as of December 31, 2011	642,347	26.81